Financial Instruments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jan. 01, 2016	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 629,837,000	$ 621,377,000	$ 549,500,000	$ 549,500,000	$ 633,855,000
Accounts receivable	3,804,550,000
available for sale securities	284,060,000
Liabilities:
Accounts Payable	785,384,000
Short-term debt	721,246,000			109,252,000
Short-term debt from related parties	98,886,000			19,052,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	112,797,000
Senior Credit Agreement	2,432,360,000			2,611,580,000
Senior Long Term Notes	5,617,692,000			5,325,618,000
Convertible Debt	559,273,000
Noncontrolling interests subject to put provisions	1,222,643,000			1,028,368,000		$ 824,658,000
Financial instruments notional amount of foreign currency cash flow hedge derivatives	138,148,000	193,880,000
Financial instrument notional amount of foreign currency derivative instruments not designated as hedging instruments	1,143,247,000	1,637,129,000
Financial instrument notional amount of interest rate derivatives	399,564,000	409,351,000
Amount of additional interest expense expected to be reclassified into earnings	45,118,000	$ 58,581,000
Master Netting Agreement Derivative Financial Assets	8,285,000			24,366,000
Master Netting Agreement Derivative Financial Liabilities	27,189,000			12,765,000
Master Netting Agreement Derivative Net Assets	3,488,000			16,273,000
Master Netting Agreement Net Liabilities	22,392,000			4,672,000
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	629,837,000			549,500,000
Accounts receivable	3,804,550,000			3,521,741,000
available for sale securities	284,060,000			275,770,000
Long-term notes receivable	0			0
Liabilities:
Accounts Payable	785,384,000			780,851,000
Short-term debt	820,132,000			128,304,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	112,301,000			172,919,000
Senior Credit Agreement	2,439,158,000			2,611,580,000
Senior Long Term Notes	5,090,652,000			5,325,618,000
Convertible Debt	423,196,000			407,705,000
Noncontrolling interests subject to put provisions	1,216,801,000			1,023,755,000
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	629,837,000			549,500,000
Accounts receivable	3,804,550,000			3,521,741,000
available for sale securities	284,060,000			275,770,000
Long-term notes receivable	0			0
Liabilities:
Accounts Payable	785,384,000			780,851,000
Short-term debt	820,186,000			128,304,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	112,797,000			172,919,000
Senior Credit Agreement	2,432,360,000			2,625,591,000
Senior Long Term Notes	5,617,692,000			5,782,937,000
Convertible Debt	559,273,000			546,057,000
Noncontrolling interests subject to put provisions	$ 1,216,801,000			$ 1,023,755,000